Summary of Significant Accounting Policies - Goodwill and Other Acquired Intangible Assets (Details)	12 Months Ended
Jan. 31, 2021 reportingUnit
Finite-Lived Intangible Assets [Line Items]
Number of reporting units	1
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of finite-lived intangible assets	10 years